Segment reporting - Geographic makeup of the Company's long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Long-lived assets	$ 73,854	$ 32,692
U.S.A
Segment reporting
Long-lived assets	55,781	14,584
Colombia
Segment reporting
Long-lived assets	14,604	14,409
Peru
Segment reporting
Long-lived assets	2,558	2,529
China
Segment reporting
Long-lived assets	764	989
Other
Segment reporting
Long-lived assets	$ 147	$ 181